Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 181,134	$ 173,661
Restricted cash	37,941	25,381
Accounts receivable, net of allowance of $36,382 (December 31, 2022 - $25,332)	643,375	577,879
Contract assets (note 27)	83,389	91,924
Warehouse receivables (note 24)	177,104	29,623
Income tax recoverable	48,104	21,970
Prepaid expenses and other current assets (note 8)	258,725	247,635
Warehouse fund assets (note 6)	44,492	45,353
Total current assets	1,474,264	1,213,426
Other receivables	11,857	12,461
Contract assets (note 27)	19,691	15,755
Other assets (note 8)	157,197	138,510
Warehouse fund assets (note 6)	47,536	0
Fixed assets (note 10)	202,837	164,493
Operating lease right-of-use assets (note 9)	390,565	341,623
Deferred tax assets, net (note 22)	59,468	63,460
Intangible assets (note 11)	1,080,471	1,159,910
Goodwill	2,038,240	1,988,539
Total noncurrent assets	4,007,862	3,884,751
Total assets	5,482,126	5,098,177
Current liabilities
Accounts payable and accrued expenses	535,769	503,189
Accrued compensation	569,166	625,565
Income tax payable	16,527	32,282
Contract liabilities (note 27)	45,293	25,616
Long-term debt - current (note 13)	1,796	1,360
Contingent acquisition consideration - current (note 24)	13,944	42,942
Warehouse credit facilities (note 15)	168,780	24,286
Operating lease liabilities (note 9)	89,938	84,989
Liabilities related to warehouse fund assets (note 6)	0	1,353
Total current liabilities	1,441,213	1,341,582
Long-term debt (note 13)	1,500,843	1,437,739
Contingent acquisition consideration (note 24)	30,768	48,287
Operating lease liabilities (note 9)	375,454	322,496
Other liabilities	120,565	91,105
Deferred tax liabilities, net (note 22)	43,191	57,754
Liabilities related to warehouse fund assets (note 6)	47,536	0
Convertible notes (note 14)	0	226,534
Total noncurrent liabilites	2,118,357	2,183,915
Redeemable non-controlling interests (note 18)	1,072,066	1,079,306
Shareholders' equity
Common shares (note 19)	1,127,034	845,680
Contributed surplus	123,394	104,504
Deficit	(332,866)	(384,199)
Accumulated other comprehensive loss	(69,571)	(76,288)
Total Company shareholders' equity	847,991	489,697
Non-controlling interests	2,499	3,677
Total shareholders' equity	850,490	493,374
Total liabilities and shareholders' equity	5,482,126	5,098,177
Commitments and contingencies (note 25)